Note 8 - Gold Loan Payable and Gold in Trust (Details Textual)					12 Months Ended
	Jan. 22, 2020 CAD ($)	Nov. 21, 2019 CAD ($)	Sep. 27, 2019 CAD ($)	May 14, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	May 14, 2019 USD ($)
Statement Line Items [Line Items]
Borrowings, metals, noncurrent					$ 2,842,756	$ 2,541,338
Net gains (losses) on change in fair value of derivatives					44,049	(66,631)
Trust assets, metals					955,781	1,576,366
Proceeds from sale of trust assets					818,360	1,577,704
Realized gain (loss) on sale of trust assets					$ 19,413	200,932
Gold loan derivative instruments [member]
Statement Line Items [Line Items]
Deriviative liability, assumptions, expected life (Year)				5 years	3 years 91 days
Derivative liability, assumptions, risk-free interest rate				1.57%	0.33%
Derivative liability, assumptions, expected volatility				11.06%	12.92%
Net gains (losses) on change in fair value of derivatives					$ (44,049)	66,631
Warrants [member]
Statement Line Items [Line Items]
Number of warrants issued (in shares) | shares				500,000
Warrants, exercise price (in CAD per share) | $ / shares				$ 1.50
Warrants, fair value				$ 50,000
Warrants, valuation assumptions, expected life (Year)				5 years
Risk free interest rate, warrants granted				1.54%
Expected dividend, warrants granted				$ 0
Description of expected volatility warrants granted				44.25%
Gold loan [member]
Statement Line Items [Line Items]
Loan payable, ounces, loaned to company				1,597				1,597
Borrowings, metals, noncurrent				$ 2,790,858	$ 2,842,756	$ 2,541,338	$ 2,790,858	$ 2,072,060
Loan payable, extension period (Year)				2 years
Loan payable, gold delivery payments per month, ounces				100
Borrowings, interest rate				10.00%				10.00%
Borrowings, standby fee				1.00%				1.00%
Loans payable, ounces of gold					397	797	1,597
Trust assets, metals					$ 955,781	$ 1,576,366	$ 2,790,858
Proceeds from sale of trust assets	$ 818,360	$ 777,704	$ 800,000		$ 818,360	$ 1,577,704
Sale of trust assets, ounces of gold	400	400	400		(400)	(800)
Realized gain (loss) on sale of trust assets	$ 19,413	$ 88,228	$ 112,704		$ 19,413	$ 200,932